Income tax benefit/(expense) - Summary of Reconciliation of Income Tax to Prima Facie Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Loss from continuing operations before income tax	$ (82,101)	$ (91,586)	$ (99,630)
Share-based payments expense	1,089	1,588	2,836
Research and development tax concessions	(730)	(869)	(894)
Foreign exchange translation gains/(losses)	501	159	313
Contingent consideration	(2,631)	(274)	(5,606)
Other sundry items	695	(2,036)	121
Subtotal	(25,706)	(28,908)	(33,119)
Adjustments for current tax of prior periods	274	(923)	(1)
Differences in overseas tax rates	8,537	8,407	13,218
Tax benefit not recognized	16,683	21,185	19,083
Change in tax rate on Deferred tax assets	0	(8,326)	(482)
Change in tax rate on Deferred tax liability	0	8,326	482
Income tax benefit attributable to loss before income tax	(212)	(239)	(819)
Australian Government
Disclosure Of Reconciliation Of Effective Income Tax Expense [Line Items]
Tax benefit at the Australian tax rate	$ (24,630)	$ (27,476)	$ (29,889)